Stockholders' Equity and Stock-Based Compensation - Unrecognized Stock Based Compensation Expense Before Income Taxes and Adjusted for Estimated (Detail) (USD $)
In Thousands, unless otherwise specified
	6 Months Ended		12 Months Ended
	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Sep. 29, 2012 Stock options [Member]	Dec. 31, 2011 Stock options [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Performance stock awards [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Restricted Stock Awards [Member] GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 Deferred issuance restricted stock [Member] GEN-PROBE INCORPORATED [Member]
Unrecognized Stock Based Compensation Expense [Line Items]
Weighted average remaining expense life(Years)	0 years		3 years 2 months 12 days	2 years 6 months	2 months 12 days	2 years	1 year 8 months 12 days	1 year 4 months 24 days
Unrecognized expense	$ 43,896	$ 32,123	$ 44,900	$ 25,476	$ 112	$ 3,840	$ 2,393	$ 302